Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Stock Options [Member]
Related Party Transactions [Line Items]
Granted stock options		397,628
Weighted average exercise price		$ 1.66
Fair value of the stock options		$ 485
Recognized over a vesting period		1-4-year vesting period
Stock Options [Member] | Board of Directors [Member]
Related Party Transactions [Line Items]
Granted stock options		397,628
Weighted average exercise price		$ 1.66
Stock Options [Member] | Executive Officer [Member]
Related Party Transactions [Line Items]
Granted stock options		397,628
Weighted average exercise price		$ 1.66
RSU [Member]
Related Party Transactions [Line Items]
Fair value of the stock options		$ 1,210
Recognized over a vesting period		1-4-years vesting period
RSU [Member] | Board Members [Member]
Related Party Transactions [Line Items]
Granted stock options		688,929
RSU [Member] | Executive Officer [Member]
Related Party Transactions [Line Items]
Granted stock options		688,929